Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Other Current Liabilities [Abstract]
Other tax payable	$ 1,738	$ 1,514
Stamp duty liability	6,779	5,761
Customer contract liability, current	1,637	1,773
Stock-based compensation liability, current	1,752	5,084
Supplier contract liability	328
Other current liabilities	186
Total other current liabilities	$ 12,420	$ 14,132